Intangible Assets and Consideration Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Schedule of Intangible Assets
	License # 1	License # 2 (IPR&D asset)	Total
Cost:
Balance, December 31, 2024	$861,452	2,023,097	2,884,549
Additions	-	49,535	49,535
Termination of agreement	(861,452)		(861,452)
Balance, June 30, 2025	$-	2,072,632	2,072,632

Accumulated amortization:
Balance, December 31, 2024	$82,556	-	82,556
Additions	14,358	-	14,358
Termination of agreement	(96,914)	-	(96,914)
Balance, June 30, 2025	$-	-	-

Net book value:
December 31,2024	$778,896	2,023,097	2,801,993
June 30, 2025	-	2,072,632	2,072,632

The table below provides a continuity of the intangible assets acquired during and as of the year ended December 31, 2024:

	License #1	License #2 (IPR&D asset)	Total
Cost
Balance, December 31, 2023	$-	-	-
Additions	861,452	2,023,097	2,884,549
Balance, December 31, 2024	$861,452	2,023,097	2,884,549

Accumulated amortization
Balance, December 31, 2023	$-	-	-
Additions	82,556	-	82,556
Balance, December 31, 2024	$82,556	-	82,556

Net Book value – December 31, 2024	$778,896	2,023,097	2,801,993

Schedule of Consideration Payable

The cost of License # 1 was measured at $861,452, which is the fair value of the consideration payable on initial recognition, determined by discounting the future payments using a market interest rate of 11.75%.

Consideration payable
Consideration payable – undiscounted	$1,000,000
Discount on initial recognition	(138,548)
Fair value on initial recognition	$861,452
Paid in cash	(50,000)
Accretion	73,015
Balance, December 31, 2024	$884,467
Accretion	9,684
Termination of agreement	(894,151)
Balance, June 30, 2025	$-

The cost of License #1 was measured at $861,452, which is the fair value of the consideration payable on initial recognition, determined by discounting the future payments using a market interest rate of 11.75%.

Consideration payable

Consideration payable – undiscounted	$1,000,000
Discount on initial recognition	(138,548)
Fair value on initial recognition	$861,452

Paid in cash	(50,000)
Accretion	73,015
Balance, December 31, 2024	$884,467

Consideration payable – current	$350,000
Consideration payable – non-current	$534,467

Finite-Lived Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Schedule of the Black-Scholes Option Pricing Model

The following assumptions were used in the Black-Scholes Option Pricing Model:

Initial recognition – April 30, 2024
Risk-free interest rate	5.12-5.44%
Expected life	0.5-1 years
Expected dividend rate	0.00%
Expected volatility	100%

The following assumptions were used in the Black-Scholes option pricing model:

Initial recognition – March 26, 2025
Risk-free interest rate	4.26%
Expected life	0.5 years
Expected dividend rate	0.00%
Expected volatility	100%

The following assumptions were used in the Black-Scholes option pricing model:

Initial recognition
Risk-free interest rate	5.12-5.44%
Expected life	0.5-1 years
Expected dividend rate	0.00%
Expected volatility	100%